Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2016
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2016

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	348.0	51.9	19.9	11.2	11.9	14.2
Coal	Tons	1.5	—	0.5	—	—	1.0
Natural Gas	MMBtus	32.8	—	—	—	—	—
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$75.2	$0.1	$0.1	$—	$—	$—

Interest Rate and Foreign Currency	USD	$500.0	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Cash Collateral Netting

	December 31,
	2016		2015
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$7.9	$7.6	$5.8	$44.4
APCo	0.5	0.7	—	3.1
I&M	0.3	0.4	—	0.6
OPCo	0.2	—	—	0.5
PSO	0.1	—	—	0.3
SWEPCo	0.1	—	—	0.3

Fair Value of Derivative Instruments
AEP

Fair Value of Derivative Instruments
December 31, 2016

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$264.4	$13.2	$—	$277.6	$(183.1)	$94.5
Long-term Risk Management Assets	315.0	7.7	—	322.7	(33.6)	289.1
Total Assets	579.4	20.9	—	600.3	(216.7)	383.6

Current Risk Management Liabilities	227.2	6.3	—	233.5	(180.1)	53.4
Long-term Risk Management Liabilities	301.0	50.1	1.4	352.5	(36.3)	316.2
Total Liabilities	528.2	56.4	1.4	586.0	(216.4)	369.6

Total MTM Derivative Contract Net Assets (Liabilities)	$51.2	$(35.5)	$(1.4)	$14.3	$(0.3)	$14.0

AEP

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$368.8	$8.2	$0.1	$377.1	$(242.7)	$134.4
Long-term Risk Management Assets	364.8	11.7	—	376.5	(54.7)	321.8
Total Assets	733.6	19.9	0.1	753.6	(297.4)	456.2

Current Risk Management Liabilities	347.0	9.1	0.3	356.4	(269.3)	87.1
Long-term Risk Management Liabilities	223.3	19.3	3.2	245.8	(66.7)	179.1
Total Liabilities	570.3	28.4	3.5	602.2	(336.0)	266.2

Total MTM Derivative Contract Net Assets (Liabilities)	$163.3	$(8.5)	$(3.4)	$151.4	$38.6	$190.0

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2016

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$4.0	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	0.1	—	—	—	—	—
Generation & Marketing Revenues	59.4	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	(0.6)	4.1	0.1	—	—
Sales to AEP Affiliates	—	2.1	5.8	—	—	—
Purchased Electricity for Resale	6.6	3.5	0.3	—	—	—
Other Operation Expense	(1.6)	(0.1)	(0.1)	(0.3)	(0.1)	(0.3)
Maintenance Expense	(1.8)	(0.4)	(0.1)	(0.4)	(0.2)	(0.2)
Regulatory Assets (a)	(117.4)	0.6	3.1	(127.7)	0.4	5.2
Regulatory Liabilities (a)	79.1	51.4	13.9	(15.2)	6.5	15.7
Total Gain (Loss) on Risk Management Contracts	$28.4	$56.5	$27.0	$(143.5)	$6.6	$20.4

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Gain (Loss) on Hedging Instruments

	Years Ended December 31,
	2016	2015	2014
	(in millions)
Gain on Fair Value Hedging Instruments	$1.6	$3.2	$3.8
Loss on Fair Value Portion of Long-term Debt	(1.6)	(3.3)	(3.9)

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on AEP’s Balance Sheets

	December 31, 2016		December 31, 2015
	Commodity	Interest Rate	Commodity	Interest Rate
	(in millions)
Hedging Assets (a)	$11.2	$—	$17.6	$—
Hedging Liabilities (a)	46.7	—	26.1	0.4
AOCI Gain (Loss) Net of Tax	(23.1)	(15.7)	(5.2)	(17.2)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	4.3	(1.0)	(0.4)	(1.5)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events

	December 31, 2016			December 31, 2015
Company	Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts		Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$9.3	$280.3	(a)	$17.5	$297.8	(a)
APCo	1.0	—		4.9	0.1
I&M	0.6	—		3.3	0.1
PSO	2.1	3.2		—	3.2
SWEPCo	2.5	0.1		—	0.1

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contracts.

Liabilities Subject to Cross Default Provisions

	December 31, 2016
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$259.6	$0.4	$235.8
APCo	0.1	—	—
I&M	0.1	—	—

	December 31, 2015
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$300.1	$0.8	$240.6
APCo	3.7	—	3.7
I&M	2.5	—	2.5

Appalachian Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2016

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	348.0	51.9	19.9	11.2	11.9	14.2
Coal	Tons	1.5	—	0.5	—	—	1.0
Natural Gas	MMBtus	32.8	—	—	—	—	—
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$75.2	$0.1	$0.1	$—	$—	$—

Interest Rate and Foreign Currency	USD	$500.0	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Cash Collateral Netting

	December 31,
	2016		2015
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$7.9	$7.6	$5.8	$44.4
APCo	0.5	0.7	—	3.1
I&M	0.3	0.4	—	0.6
OPCo	0.2	—	—	0.5
PSO	0.1	—	—	0.3
SWEPCo	0.1	—	—	0.3

Fair Value of Derivative Instruments
APCo

Fair Value of Derivative Instruments
December 31, 2016

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets - Nonaffiliated	$22.7	$(20.1)	$2.6
Long-term Risk Management Assets - Nonaffiliated	1.9	(1.9)	—
Total Assets	24.6	(22.0)	2.6

Current Risk Management Liabilities - Nonaffiliated	20.6	(20.3)	0.3
Long-term Risk Management Liabilities - Nonaffiliated	2.8	(1.9)	0.9
Total Liabilities	23.4	(22.2)	1.2

Total MTM Derivative Contract Net Assets	$1.2	$0.2	$1.4

APCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$25.9	$(10.3)	$15.6
Long-term Risk Management Assets - Nonaffiliated	0.3	(0.2)	0.1
Total Assets	26.2	(10.5)	15.7

Current Risk Management Liabilities - Nonaffiliated	18.1	(13.3)	4.8
Long-term Risk Management Liabilities - Nonaffiliated	0.3	(0.2)	0.1
Total Liabilities	18.4	(13.5)	4.9

Total MTM Derivative Contract Net Assets	$7.8	$3.0	$10.8

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2016

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$4.0	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	0.1	—	—	—	—	—
Generation & Marketing Revenues	59.4	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	(0.6)	4.1	0.1	—	—
Sales to AEP Affiliates	—	2.1	5.8	—	—	—
Purchased Electricity for Resale	6.6	3.5	0.3	—	—	—
Other Operation Expense	(1.6)	(0.1)	(0.1)	(0.3)	(0.1)	(0.3)
Maintenance Expense	(1.8)	(0.4)	(0.1)	(0.4)	(0.2)	(0.2)
Regulatory Assets (a)	(117.4)	0.6	3.1	(127.7)	0.4	5.2
Regulatory Liabilities (a)	79.1	51.4	13.9	(15.2)	6.5	15.7
Total Gain (Loss) on Risk Management Contracts	$28.4	$56.5	$27.0	$(143.5)	$6.6	$20.4

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’ Balance Sheets

	December 31, 2016		December 31, 2015
	Interest Rate and Foreign Currency
Company	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months
	(in millions)
APCo	$2.9	$0.7	$3.6	$0.7
I&M	(12.0)	(1.3)	(13.3)	(1.3)
OPCo	3.0	1.1	4.3	1.2
PSO	3.4	0.8	4.2	0.8
SWEPCo	(7.4)	(1.4)	(9.1)	(1.7)

Collateral Required Under Various Triggering Events

	December 31, 2016			December 31, 2015
Company	Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts		Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$9.3	$280.3	(a)	$17.5	$297.8	(a)
APCo	1.0	—		4.9	0.1
I&M	0.6	—		3.3	0.1
PSO	2.1	3.2		—	3.2
SWEPCo	2.5	0.1		—	0.1

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contracts.

Liabilities Subject to Cross Default Provisions

	December 31, 2016
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$259.6	$0.4	$235.8
APCo	0.1	—	—
I&M	0.1	—	—

	December 31, 2015
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$300.1	$0.8	$240.6
APCo	3.7	—	3.7
I&M	2.5	—	2.5

Indiana Michigan Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2016

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	348.0	51.9	19.9	11.2	11.9	14.2
Coal	Tons	1.5	—	0.5	—	—	1.0
Natural Gas	MMBtus	32.8	—	—	—	—	—
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$75.2	$0.1	$0.1	$—	$—	$—

Interest Rate and Foreign Currency	USD	$500.0	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Cash Collateral Netting

	December 31,
	2016		2015
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$7.9	$7.6	$5.8	$44.4
APCo	0.5	0.7	—	3.1
I&M	0.3	0.4	—	0.6
OPCo	0.2	—	—	0.5
PSO	0.1	—	—	0.3
SWEPCo	0.1	—	—	0.3

Fair Value of Derivative Instruments
I&M

Fair Value of Derivative Instruments
December 31, 2016

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets - Nonaffiliated	$14.9	$(11.4)	$3.5
Long-term Risk Management Assets - Nonaffiliated	1.1	(1.1)	—
Total Assets	16.0	(12.5)	3.5

Current Risk Management Liabilities - Nonaffiliated	11.8	(11.5)	0.3
Long-term Risk Management Liabilities - Nonaffiliated	1.9	(1.1)	0.8
Total Liabilities	13.7	(12.6)	1.1

Total MTM Derivative Contract Net Assets	$2.3	$0.1	$2.4

I&M

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$22.8	$(10.5)	$12.3
Long-term Risk Management Assets - Nonaffiliated	0.6	(0.6)	—
Total Assets	23.4	(11.1)	12.3

Current Risk Management Liabilities - Nonaffiliated	17.0	(10.7)	6.3
Long-term Risk Management Liabilities - Nonaffiliated	2.6	(1.0)	1.6
Total Liabilities	19.6	(11.7)	7.9

Total MTM Derivative Contract Net Assets	$3.8	$0.6	$4.4

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2016

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$4.0	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	0.1	—	—	—	—	—
Generation & Marketing Revenues	59.4	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	(0.6)	4.1	0.1	—	—
Sales to AEP Affiliates	—	2.1	5.8	—	—	—
Purchased Electricity for Resale	6.6	3.5	0.3	—	—	—
Other Operation Expense	(1.6)	(0.1)	(0.1)	(0.3)	(0.1)	(0.3)
Maintenance Expense	(1.8)	(0.4)	(0.1)	(0.4)	(0.2)	(0.2)
Regulatory Assets (a)	(117.4)	0.6	3.1	(127.7)	0.4	5.2
Regulatory Liabilities (a)	79.1	51.4	13.9	(15.2)	6.5	15.7
Total Gain (Loss) on Risk Management Contracts	$28.4	$56.5	$27.0	$(143.5)	$6.6	$20.4

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’ Balance Sheets

	December 31, 2016		December 31, 2015
	Interest Rate and Foreign Currency
Company	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months
	(in millions)
APCo	$2.9	$0.7	$3.6	$0.7
I&M	(12.0)	(1.3)	(13.3)	(1.3)
OPCo	3.0	1.1	4.3	1.2
PSO	3.4	0.8	4.2	0.8
SWEPCo	(7.4)	(1.4)	(9.1)	(1.7)

Collateral Required Under Various Triggering Events

	December 31, 2016			December 31, 2015
Company	Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts		Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$9.3	$280.3	(a)	$17.5	$297.8	(a)
APCo	1.0	—		4.9	0.1
I&M	0.6	—		3.3	0.1
PSO	2.1	3.2		—	3.2
SWEPCo	2.5	0.1		—	0.1

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contracts.

Liabilities Subject to Cross Default Provisions

	December 31, 2016
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$259.6	$0.4	$235.8
APCo	0.1	—	—
I&M	0.1	—	—

	December 31, 2015
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$300.1	$0.8	$240.6
APCo	3.7	—	3.7
I&M	2.5	—	2.5

Ohio Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2016

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	348.0	51.9	19.9	11.2	11.9	14.2
Coal	Tons	1.5	—	0.5	—	—	1.0
Natural Gas	MMBtus	32.8	—	—	—	—	—
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$75.2	$0.1	$0.1	$—	$—	$—

Interest Rate and Foreign Currency	USD	$500.0	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Cash Collateral Netting

	December 31,
	2016		2015
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$7.9	$7.6	$5.8	$44.4
APCo	0.5	0.7	—	3.1
I&M	0.3	0.4	—	0.6
OPCo	0.2	—	—	0.5
PSO	0.1	—	—	0.3
SWEPCo	0.1	—	—	0.3

Fair Value of Derivative Instruments
OPCo

Fair Value of Derivative Instruments
December 31, 2016

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets	$0.4	$(0.2)	$0.2
Long-term Risk Management Assets	—	—	—
Total Assets	0.4	(0.2)	0.2

Current Risk Management Liabilities	5.9	—	5.9
Long-term Risk Management Liabilities	113.1	—	113.1
Total Liabilities	119.0	—	119.0

Total MTM Derivative Contract Net Liabilities	$(118.6)	$(0.2)	$(118.8)

OPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets	$—	$—	$—
Long-term Risk Management Assets	19.2	—	19.2
Total Assets	19.2	—	19.2

Current Risk Management Liabilities	4.1	(0.5)	3.6
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	4.1	(0.5)	3.6

Total MTM Derivative Contract Net Assets	$15.1	$0.5	$15.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2016

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$4.0	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	0.1	—	—	—	—	—
Generation & Marketing Revenues	59.4	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	(0.6)	4.1	0.1	—	—
Sales to AEP Affiliates	—	2.1	5.8	—	—	—
Purchased Electricity for Resale	6.6	3.5	0.3	—	—	—
Other Operation Expense	(1.6)	(0.1)	(0.1)	(0.3)	(0.1)	(0.3)
Maintenance Expense	(1.8)	(0.4)	(0.1)	(0.4)	(0.2)	(0.2)
Regulatory Assets (a)	(117.4)	0.6	3.1	(127.7)	0.4	5.2
Regulatory Liabilities (a)	79.1	51.4	13.9	(15.2)	6.5	15.7
Total Gain (Loss) on Risk Management Contracts	$28.4	$56.5	$27.0	$(143.5)	$6.6	$20.4

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’ Balance Sheets

	December 31, 2016		December 31, 2015
	Interest Rate and Foreign Currency
Company	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months
	(in millions)
APCo	$2.9	$0.7	$3.6	$0.7
I&M	(12.0)	(1.3)	(13.3)	(1.3)
OPCo	3.0	1.1	4.3	1.2
PSO	3.4	0.8	4.2	0.8
SWEPCo	(7.4)	(1.4)	(9.1)	(1.7)

Public Service Co Of Oklahoma [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2016

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	348.0	51.9	19.9	11.2	11.9	14.2
Coal	Tons	1.5	—	0.5	—	—	1.0
Natural Gas	MMBtus	32.8	—	—	—	—	—
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$75.2	$0.1	$0.1	$—	$—	$—

Interest Rate and Foreign Currency	USD	$500.0	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Cash Collateral Netting

	December 31,
	2016		2015
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$7.9	$7.6	$5.8	$44.4
APCo	0.5	0.7	—	3.1
I&M	0.3	0.4	—	0.6
OPCo	0.2	—	—	0.5
PSO	0.1	—	—	0.3
SWEPCo	0.1	—	—	0.3

Fair Value of Derivative Instruments
PSO

Fair Value of Derivative Instruments
December 31, 2016

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets	$0.9	$(0.1)	$0.8
Long-term Risk Management Assets	—	—	—
Total Assets	0.9	(0.1)	0.8

Current Risk Management Liabilities	—	—	—
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	—	—	—

Total MTM Derivative Contract Net Assets (Liabilities)	$0.9	$(0.1)	$0.8

PSO

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets	$0.6	$—	$0.6
Long-term Risk Management Assets	—	—	—
Total Assets	0.6	—	0.6

Current Risk Management Liabilities	0.5	(0.3)	0.2
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	0.5	(0.3)	0.2

Total MTM Derivative Contract Net Assets	$0.1	$0.3	$0.4

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2016

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$4.0	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	0.1	—	—	—	—	—
Generation & Marketing Revenues	59.4	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	(0.6)	4.1	0.1	—	—
Sales to AEP Affiliates	—	2.1	5.8	—	—	—
Purchased Electricity for Resale	6.6	3.5	0.3	—	—	—
Other Operation Expense	(1.6)	(0.1)	(0.1)	(0.3)	(0.1)	(0.3)
Maintenance Expense	(1.8)	(0.4)	(0.1)	(0.4)	(0.2)	(0.2)
Regulatory Assets (a)	(117.4)	0.6	3.1	(127.7)	0.4	5.2
Regulatory Liabilities (a)	79.1	51.4	13.9	(15.2)	6.5	15.7
Total Gain (Loss) on Risk Management Contracts	$28.4	$56.5	$27.0	$(143.5)	$6.6	$20.4

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’ Balance Sheets

	December 31, 2016		December 31, 2015
	Interest Rate and Foreign Currency
Company	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months
	(in millions)
APCo	$2.9	$0.7	$3.6	$0.7
I&M	(12.0)	(1.3)	(13.3)	(1.3)
OPCo	3.0	1.1	4.3	1.2
PSO	3.4	0.8	4.2	0.8
SWEPCo	(7.4)	(1.4)	(9.1)	(1.7)

Collateral Required Under Various Triggering Events

	December 31, 2016			December 31, 2015
Company	Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts		Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$9.3	$280.3	(a)	$17.5	$297.8	(a)
APCo	1.0	—		4.9	0.1
I&M	0.6	—		3.3	0.1
PSO	2.1	3.2		—	3.2
SWEPCo	2.5	0.1		—	0.1

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contracts.

Southwestern Electric Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2016

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	348.0	51.9	19.9	11.2	11.9	14.2
Coal	Tons	1.5	—	0.5	—	—	1.0
Natural Gas	MMBtus	32.8	—	—	—	—	—
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$75.2	$0.1	$0.1	$—	$—	$—

Interest Rate and Foreign Currency	USD	$500.0	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Cash Collateral Netting

	December 31,
	2016		2015
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$7.9	$7.6	$5.8	$44.4
APCo	0.5	0.7	—	3.1
I&M	0.3	0.4	—	0.6
OPCo	0.2	—	—	0.5
PSO	0.1	—	—	0.3
SWEPCo	0.1	—	—	0.3

Fair Value of Derivative Instruments
SWEPCo

Fair Value of Derivative Instruments
December 31, 2016

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets	$1.1	$(0.2)	$0.9
Long-term Risk Management Assets	—	—	—
Total Assets	1.1	(0.2)	0.9

Current Risk Management Liabilities	0.4	(0.1)	0.3
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	0.4	(0.1)	0.3

Total MTM Derivative Contract Net Assets (Liabilities)	$0.7	$(0.1)	$0.6

SWEPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts - Commodity (a)	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location
	(in millions)
Current Risk Management Assets	$0.8	$—	$0.8
Long-term Risk Management Assets	—	—	—
Total Assets	0.8	—	0.8

Current Risk Management Liabilities	3.4	(0.3)	3.1
Long-term Risk Management Liabilities	2.1	—	2.1
Total Liabilities	5.5	(0.3)	5.2

Total MTM Derivative Contract Net Assets (Liabilities)	$(4.7)	$0.3	$(4.4)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2016

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$4.0	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	0.1	—	—	—	—	—
Generation & Marketing Revenues	59.4	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	(0.6)	4.1	0.1	—	—
Sales to AEP Affiliates	—	2.1	5.8	—	—	—
Purchased Electricity for Resale	6.6	3.5	0.3	—	—	—
Other Operation Expense	(1.6)	(0.1)	(0.1)	(0.3)	(0.1)	(0.3)
Maintenance Expense	(1.8)	(0.4)	(0.1)	(0.4)	(0.2)	(0.2)
Regulatory Assets (a)	(117.4)	0.6	3.1	(127.7)	0.4	5.2
Regulatory Liabilities (a)	79.1	51.4	13.9	(15.2)	6.5	15.7
Total Gain (Loss) on Risk Management Contracts	$28.4	$56.5	$27.0	$(143.5)	$6.6	$20.4

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’ Balance Sheets

	December 31, 2016		December 31, 2015
	Interest Rate and Foreign Currency
Company	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months	AOCI Gain (Loss) Net of Tax	Expected to be Reclassified to Net Income During the Next Twelve Months
	(in millions)
APCo	$2.9	$0.7	$3.6	$0.7
I&M	(12.0)	(1.3)	(13.3)	(1.3)
OPCo	3.0	1.1	4.3	1.2
PSO	3.4	0.8	4.2	0.8
SWEPCo	(7.4)	(1.4)	(9.1)	(1.7)

Collateral Required Under Various Triggering Events

	December 31, 2016			December 31, 2015
Company	Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts		Amount of Collateral That Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$9.3	$280.3	(a)	$17.5	$297.8	(a)
APCo	1.0	—		4.9	0.1
I&M	0.6	—		3.3	0.1
PSO	2.1	3.2		—	3.2
SWEPCo	2.5	0.1		—	0.1

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contracts.